August 18, 2003
                               MARKETOCRACY FUNDS
                                  Supplement to
--------------------------------------------------------------------------------

           Statement of Additional Information Dated October 28, 2002



     On page B-25, the Trustees and Officers table is amended to include the following:


------------------------ ---- -------------- ---------------------- ----------- --------------------
                              Position Term, Principal Occupation   Number of   Other Trusteeship/
                         Age  and length of  during the Past Five   portfolios  Directorship held by
Name and Address              time served    Years                  overseen by Trustee
                                                                    Trustee
------------------------ ---- -------------- ---------------------- ----------- --------------------
James R. Matel                Assistant      Assistant Vice              N/A    N/A
615 East Michigan Street 32   Secretary      President and
Milwaukee, WI  53202                         Compliance
                                             Administrator, U.S.
                                             Bancorp Fund Services,
                                             LLC (1995 to present).
------------------------ ---- -------------- ---------------------- ----------- --------------------


     Please   retain  this   Supplement   with  your   Statement  of  Additional
Information.

                 The date of this Supplement is August 18, 2003